Trade and Other Receivables - Schedule of Trade and Other receivables (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Current Assets - Trade and Revenue receivables:
Trade receivable	€ 980		€ 205
Income receivable	4,413		1,013
Trade and revenue receivables, total	5,393	$ 5,614	1,218
Current Assets - Other receivables:
Government authorities	5,886		4,851
Interest receivable	193		221
Advance tax payment	74		1,028
Inventory	909		1,170
Loan to others			1,246
Insurance receivable (see Note 6D)	5,602
Prepaid expenses and other	2,677		1,983
Other receivables, total	15,341		10,499
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	12,186		9,265
Annual rent deposits	688		656
Loans to others	537		509
Other			16
Long term receivables, total	€ 13,411		€ 10,446